CONSOLIDATED QUARTERLY RESULTS - UNAUDITED	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED

23. CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company’s unaudited consolidated quarterly operating data for the years ended December 31, 2021 and 2020 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management’s opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowner’s equity, and cash flows for a period of several quarters.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter(1)

	(Dollars In Millions)
For The Year Ended December 31, 2021
Gross premiums and policy fees	$1,095	$1,026	$1,054	$1,047
Reinsurance ceded	(317)	(326)	(311)	(366)
Net premiums and policy fees	778	700	743	681
Net investment income	720	742	753	767
Net gains (losses) — investments and derivatives	127	(33)	67	(11)
Other income	88	100	89	102
Total revenues	1,713	1,509	1,652	1,539
Total benefits and expenses	1,586	1,308	1,593	1,555
Income (loss) before income tax	127	201	59	(16)
Income tax expense	25	39	10	12
Net income (loss)	$102	$162	$49	$(28)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

	(Dollars In Millions)
For The Year Ended December 31, 2020 (Recast)
Gross premiums and policy fees	$896	$1,009	$1,045	$1,053
Reinsurance ceded	(36)	(360)	(287)	(344)
Net premiums and policy fees	860	649	758	709
Net investment income	754	742	740	653
Net gains (losses) — investments and derivatives	(301)	(34)	111	(11)
Other income	128	111	115	184
Total revenues	1,441	1,468	1,724	1,535
Total benefits and expenses	1,600	1,294	1,564	1,433
Income (loss) before income tax	(159)	174	160	102
Income tax (benefit) expense	(30)	32	29	12
Net income (loss)	$(129)	$142	$131	$90
(1)	The Company recorded a non-cash impairment charge of $129 million Q4 2021. Refer to Note 10, Goodwill for additional information.